Cash and Cash Equivalents and Restricted Cash (Table) (Details) - USD ($) $ in Millions	Oct. 31, 2015	Apr. 30, 2015	Oct. 31, 2014	May. 31, 2014	Apr. 30, 2014	May. 31, 2013	May. 31, 2012
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash		$ 499.7		$ 365.8
Cash equivalents		27.0		209.5
Total cash and cash equivalents	$ 499.0	526.7	$ 328.6	575.3	$ 447.1	$ 421.9	$ 384.4
Restricted cash		$ 8.1		$ 26.8